Business Segment Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Segment Reporting Information [Line Items]
Total operating revenues	$ 5,225		$ 5,176		$ 5,109
Selling, general and administrative	1,681		1,717		1,694
Depreciation, amortization and accretion	909		932		883
(Gain) loss on asset disposals, net	27		12		9
(Gain) loss on sale of business and other exit costs, net	0		(1)		0
(Gain) loss on license sales and exchanges, net	(5)		0		(18)
Operating income	259		179		205
Equity in earnings of unconsolidated entities	181		168		160
Interest and dividend income	15		29		26
Gain (loss) on investments	2		0		0
Interest expense	(168)		(165)		(172)
Other, net	(1)		0		2
Income before income taxes	288		211		221
Income tax expense (benefit)	19		64		46
Net income	269		147		175
Depreciation, amortization and accretion	909		932		883
(Gain) loss on asset disposals, net	27		12		9
(Gain) loss on sale of business and other exit costs, net	0		(1)		0
Gain (loss) on investments	(2)		0		0
(Gain) loss on license sales and exchanges, net	(5)		0		(18)
Interest expense	168		165		172
Income tax expense	19		64		46
Adjusted EBITDA	1,385		1,319		1,267
Investments in unconsolidated entities	477		488		480
Total assets	12,525	[1]	10,781	[1]	9,783
Capital expenditures	1,317		1,032		767
UScellular
Segment Reporting Information [Line Items]
Total operating revenues	4,037		4,022		3,967
Selling, general and administrative	1,368		1,406		1,388
Depreciation, amortization and accretion	683		702		640
(Gain) loss on asset disposals, net	25		19		10
(Gain) loss on sale of business and other exit costs, net			(1)
(Gain) loss on license sales and exchanges, net	(5)				(18)
Operating income	173		112		158
Equity in earnings of unconsolidated entities	179		166		159
Interest and dividend income	8		17		15
Gain (loss) on investments	2
Interest expense	(112)		(110)		(116)
Other, net	0				(1)
Income before income taxes	250		185		215
Income tax expense (benefit)	17		52		51
Net income	233		133		164
Depreciation, amortization and accretion	683		702		640
(Gain) loss on asset disposals, net	25		19		10
(Gain) loss on sale of business and other exit costs, net			(1)
Gain (loss) on investments	(2)
(Gain) loss on license sales and exchanges, net	(5)				(18)
Interest expense	112		110		116
Income tax expense	17		52		51
Adjusted EBITDA	1,063		1,015		963
Investments in unconsolidated entities	435		447		441
Total assets	9,681		8,164		7,274
Capital expenditures	940		710		515
TDS Telecom
Segment Reporting Information [Line Items]
Total operating revenues	976		930		927
Selling, general and administrative	270		260		254
Depreciation, amortization and accretion	203		200		212
(Gain) loss on asset disposals, net	1		(7)		(2)
(Gain) loss on sale of business and other exit costs, net			0
(Gain) loss on license sales and exchanges, net	0				0
Operating income	110		107		93
Equity in earnings of unconsolidated entities	0		0		0
Interest and dividend income	5		12		8
Gain (loss) on investments	0
Interest expense	4		3		2
Other, net	(1)				2
Income before income taxes	117		122		105
Income tax expense (benefit)	18		30		16
Net income	100		92		89
Depreciation, amortization and accretion	203		200		212
(Gain) loss on asset disposals, net	1		(7)		(2)
(Gain) loss on sale of business and other exit costs, net			0
Gain (loss) on investments	0
(Gain) loss on license sales and exchanges, net	0				0
Interest expense	(4)		(3)		(2)
Income tax expense	18		30		16
Adjusted EBITDA	317		313		313
Investments in unconsolidated entities	4		4		4
Total assets	2,359		2,196		1,934
Capital expenditures	368		316		232
TDS Telecom Wireline
Segment Reporting Information [Line Items]
Total operating revenues	685		683		699
Selling, general and administrative	199		199		197
Depreciation, amortization and accretion	124		132		142
(Gain) loss on asset disposals, net	0		(8)		(3)
(Gain) loss on sale of business and other exit costs, net			0
(Gain) loss on license sales and exchanges, net	0				0
Operating income	92		96		95
Equity in earnings of unconsolidated entities	0		0		0
Interest and dividend income	4		10		7
Gain (loss) on investments	0
Interest expense	4		3		2
Other, net	(1)				3
Income before income taxes	99		110		106
Depreciation, amortization and accretion	124		132		142
(Gain) loss on asset disposals, net	0		(8)		(3)
(Gain) loss on sale of business and other exit costs, net			0
Gain (loss) on investments	0
(Gain) loss on license sales and exchanges, net	0				0
Interest expense	(4)		(3)		(2)
Adjusted EBITDA	220		231		243
Investments in unconsolidated entities	4		4		4
Total assets	1,641		1,471		1,304
Capital expenditures	293		243		176
TDS Telecom Cable
Segment Reporting Information [Line Items]
Total operating revenues	292		247		230
Selling, general and administrative	72		62		57
Depreciation, amortization and accretion	78		68		69
(Gain) loss on asset disposals, net	1		1		1
(Gain) loss on sale of business and other exit costs, net			0
(Gain) loss on license sales and exchanges, net	0				0
Operating income	18		11		(2)
Equity in earnings of unconsolidated entities	0		0		0
Interest and dividend income	1		2		1
Gain (loss) on investments	0
Interest expense	0		0		0
Other, net	0				0
Income before income taxes	18		13		(1)
Depreciation, amortization and accretion	78		68		69
(Gain) loss on asset disposals, net	1		1		1
(Gain) loss on sale of business and other exit costs, net			0
Gain (loss) on investments	0
(Gain) loss on license sales and exchanges, net	0				0
Interest expense	0		0		0
Adjusted EBITDA	97		82		70
Investments in unconsolidated entities	0		0		0
Total assets	730		734		639
Capital expenditures	75		73		56
Corporate, Eliminations and Other
Segment Reporting Information [Line Items]
Total operating revenues	212		224		215
Selling, general and administrative	43		51		52
Depreciation, amortization and accretion	23		30		31
(Gain) loss on asset disposals, net	1		0		1
(Gain) loss on sale of business and other exit costs, net			0
(Gain) loss on license sales and exchanges, net	0				0
Operating income	(24)		(40)		(46)
Equity in earnings of unconsolidated entities	2		2		1
Interest and dividend income	2		0		3
Gain (loss) on investments	0
Interest expense	(60)		(58)		(58)
Other, net	0				1
Income before income taxes	(79)		(96)		(99)
Income tax expense (benefit)	(16)		(18)		(21)
Net income	(64)		(78)		(78)
Depreciation, amortization and accretion	23		30		31
(Gain) loss on asset disposals, net	1		0		1
(Gain) loss on sale of business and other exit costs, net			0
Gain (loss) on investments	0
(Gain) loss on license sales and exchanges, net	0				0
Interest expense	60		58		58
Income tax expense	(16)		(18)		(21)
Adjusted EBITDA	5		(9)		(9)
Investments in unconsolidated entities	38		37		35
Total assets	485		421		575
Capital expenditures	9		6		20
Service
Segment Reporting Information [Line Items]
Total operating revenues	4,136		4,059		3,999
Cost of goods and services sold	1,244		1,202		1,206
Service | UScellular
Segment Reporting Information [Line Items]
Total operating revenues	3,067		3,035		2,978
Cost of goods and services sold	782		756		758
Service | TDS Telecom
Segment Reporting Information [Line Items]
Total operating revenues	975		928		925
Cost of goods and services sold	392		368		369
Service | TDS Telecom Wireline
Segment Reporting Information [Line Items]
Total operating revenues	684		682		697
Cost of goods and services sold	269		263		266
Service | TDS Telecom Cable
Segment Reporting Information [Line Items]
Total operating revenues	292		247		230
Cost of goods and services sold	123		105		104
Service | Corporate, Eliminations and Other
Segment Reporting Information [Line Items]
Total operating revenues	94		96		96
Cost of goods and services sold	70		78		79
Equipment and product sales
Segment Reporting Information [Line Items]
Total operating revenues	1,089		1,117		1,110
Cost of goods and services sold	1,110		1,135		1,130
Equipment and product sales | UScellular
Segment Reporting Information [Line Items]
Total operating revenues	970		987		989
Cost of goods and services sold	1,011		1,028		1,031
Equipment and product sales | TDS Telecom
Segment Reporting Information [Line Items]
Total operating revenues	1		1		2
Cost of goods and services sold	1		1		1
Equipment and product sales | TDS Telecom Wireline
Segment Reporting Information [Line Items]
Total operating revenues	1		1		2
Cost of goods and services sold	1		1		1
Equipment and product sales | TDS Telecom Cable
Segment Reporting Information [Line Items]
Total operating revenues	0		0		0
Cost of goods and services sold	0		0		0
Equipment and product sales | Corporate, Eliminations and Other
Segment Reporting Information [Line Items]
Total operating revenues	118		129		119
Cost of goods and services sold	$ 98		$ 106		$ 98

[1]	The consolidated total assets as of December 31, 2020 and 2019, include assets held by consolidated variable interest entities (VIEs) of $1,042 million and $915 million, respectively, which are not available to be used to settle the obligations of TDS. The consolidated total liabilities as of December 31, 2020 and 2019, include certain liabilities of consolidated VIEs of $18 million and $20 million, respectively, for which the creditors of the VIEs have no recourse to the general credit of TDS. See Note 15 — Variable Interest Entities for additional information.